Note 10 - Commitments and Contingencies 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Total
Undiscounted future minimum lease payments:
2021 (remainder of year)	$172,258
2022	230,660
2023	231,764
2024	222,926
2025	129,250
Total	$986,858
Amount representing imputed interest	(218,882)
Total operating lease liability	767,977
Current portion of operating lease liability	(107,355)
Operating Lease Liability, non-current	$660,622
As of March 31, 2021
Remaining term on Leases	4.00
Incremental borrowing rate	12%

Total
Undiscounted future minimum lease payments:
2021	$229,589
2022	230,660
2023	231,764
2024	222,926
2025	129,250
Total	$1,044,189
Amount representing imputed interest	(242,596)
Total operating lease liability	801,593
Current portion of operating lease liability	(140,973)
Operating Lease Liability, non-current	$660,621
As of December 31, 2020
Remaining term on Leases	4.00
Incremental borrowing rate	12%